Loss Per Share (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to FLJ Group Limited’s ordinary shareholders		¥ (71,313)	$ (9,774)	¥ 820,023	¥ (569,174)
Net loss from continuing operations attributable to FLJ Group Limited’s ordinary shareholders		(27,299)	(3,742)	(495,086)	(130,572)
Net (loss) income from discontinued operations attributable to FLJ Group Limited’s ordinary shareholders		¥ (44,014)	$ (6,032)	¥ 1,315,109	¥ (438,602)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	[1]	2,805,073,364,600	2,805,073,364,600	1,025,842,445,700	146,069,290,900
Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Net loss per share from continuing operations attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted | (per share)		0	0	0	0
Net (loss) earnings from per share discontinued operations attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted | (per share)		¥ 0	$ 0	¥ 0	¥ 0

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).